COMMITMENTS - Operating Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under operating lease agreements	€ 2,152
Lease expense	16,964	€ 14,820	€ 19,612
Due within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under operating lease agreements	694
Due between one and three years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under operating lease agreements	1,353
Due between three and five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under operating lease agreements	105
Due beyond five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under operating lease agreements	€ 0